Trade Payables - Summary of Trade Payables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of trade payables [line items]
Trade payables	R$ 2,158,478	R$ 2,551,607
Domestic suppliers [member]
Summary of trade payables [line items]
Trade payables	1,897,256	2,079,010
Domestic suppliers reverse factoring [member]
Summary of trade payables [line items]
Trade payables	455,950	73,169
Foreign suppliers [member]
Summary of trade payables [line items]
Trade payables	261,222	472,597
Foreign suppliers reverse factoring [member]
Summary of trade payables [line items]
Trade payables	R$ 85,643	R$ 106,901